Events after reporting period	6 Months Ended
Jun. 30, 2025
Events after reporting period
Events after reporting period

Note 12

Events after reporting period

Wind Keeper Facility

On 21 July 2025, Cadeler and its subsidiary, Wind Keeper Limited, entered into a Green Term Loan Facility of up to EUR 125 million (with a 5-year tenor) (the "Wind Keeper Facility") with DNB, KfW-IPEX and SpareBank 1 SR-Bank, securing the refinancing, in substantial part, of the Wind Keeper Bridge Facility with a long-term facility.